Other disclosures - Summary financial information for joint ventures by fair value (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019
Disclosure of joint ventures [line items]
Consolidated sales revenue		$ 19,362		$ 20,722
Depreciation and amortisation		(2,092)		(2,096)
Finance costs	[1]	(169)		(273)
Taxation		(1,828)		(2,255)
Profit after tax for the period		3,451		2,931
Other comprehensive (loss)/income		(1,141)		(240)
Total comprehensive income		2,310	[2]	2,691	[3]
Non-current assets		69,376				$ 70,499
Current assets		15,153				17,303
Current liabilities		(9,400)				(11,125)
Non-current liabilities		(31,473)				(31,435)
Net assets		43,656				45,242
Cash and cash equivalents		6,269		6,861		8,027
Minera Escondida Limitada
Disclosure of joint ventures [line items]
Consolidated sales revenue		3,137		3,537
Depreciation and amortisation		(797)		(790)
Other operating costs		(1,243)		(1,640)
Operating profit		1,097		1,107
Finance costs		(70)		(80)
Taxation		(370)		(387)
Profit after tax for the period		657		640
Other comprehensive (loss)/income		(27)		0
Total comprehensive income		630		640
Non-current assets		12,004				12,450
Current assets		2,393				2,250
Current liabilities		(1,547)				(1,827)
Non-current liabilities		(4,540)				(4,670)
Net assets		8,310				8,203
Cash and cash equivalents		533				603
– current financial liabilities		(783)				(807)
– non-current financial liabilities		(2,217)				(2,380)
Dividends received from joint venture (Rio Tinto share)		183		315
Sohar Aluminium Co. L.L.C.
Disclosure of joint ventures [line items]
Consolidated sales revenue		325		325
Depreciation and amortisation		(55)		(60)
Other operating costs		(225)		(220)
Operating profit		45		45
Finance costs		(15)		(15)
Taxation		(5)		(5)
Profit after tax for the period		25		25
Other comprehensive (loss)/income		0		0
Total comprehensive income		25		25
Non-current assets		2,990				3,045
Current assets		250				290
Current liabilities		(185)				(205)
Non-current liabilities		(745)				(845)
Net assets		2,310				2,285
Cash and cash equivalents		20				20
– current financial liabilities		(110)				(110)
– non-current financial liabilities		(575)				$ (675)
Dividends received from joint venture (Rio Tinto share)		$ 0		$ 0

[1]	Finance costs in the income statement include hedging adjustments and are net of amounts capitalised of US$175 million (30 June 2019: US$166 million).
[2]	Refer to Group statement of comprehensive income for further details.
[3]	Refer to Group statement of comprehensive income for further details.